Consolidated Statement of Operations and Comprehensive Income (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
US VR Global Inc. [Member]
REVENUE
COST OF REVENUE
GROSS PROFIT
OTHER INCOME
GENERAL AND ADMINISTRATIVE EXPENSES	(1,976,840)
LOSS FROM OPERATIONS	(1,976,840)
INTEREST EXPENSE
LOSS BEFORE INCOME TAX	(1,976,840)
INCOME TAX PROVISION
LOSS	(1,976,840)
Other comprehensive income/(loss):
Foreign currency translation adjustment
Comprehensive income/(loss)	$ (1,976,840)
Net income/(loss) per share- Basic and diluted | $ / shares	$ (0.00)
Weighted average number of common shares outstanding - Basic and diluted | shares	139,338,463